Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of cash and cash equivalents [Abstract]
Cash in banks and on hand		$ 361	$ 277
Bank deposits with original maturities of three months or less	[1]	3,270	4,178
Cash and cash equivalents		$ 3,631	$ 4,455

[1]	Deposits with maturity of three months, which in 2020 bear an interest of 0.37-0.45% per annum (in 2019: 1.79-2%).